Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
summary of Intangible assets
Intangible assets consisted of the following:

	As of December 31,
	2019	2020
Systems software	3,391	5,026
Government cooperative agreements	52,000	52,000

	55,391	57,026
Less: accumulated amortization	(4,686)	(8,050)

Intangible assets, net	50,705	48,976

summary of Estimated Amortization Expenses for Intangible Assets
Estimated future amortisation expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2021	3,420
2022	3,420
2023	3,420
2024	3,420
2024	3,420
Thereafter	31,876

Total	48,976